Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
			Average		Value of Initial Fixed $100
	Summary		Summary	Average	Investment Based On:
	Compensation	Compensation	Compensation	Compensation		Peer Group
	Table Total	Actually Paid	Table Total for	Actually Paid to	Total Share-	Total Share-		Pre-tax
Year	for PEO	to PEO (1)	Non-PEO NEOs	Non-PEO NEOs (1)	Holder Return	Holder Return	Net Income	Net Income
2023	5,790,860	(3,406,531)	3,371,945	169,702	$ 62.18	$ 115.37	(134,382)	(138,170)
2022	24,942,778	26,290,697	5,854,421	6,494,398	$ 99.85	$ 136.66	200,101	270,976
2021	9,430,654	11,627,793	3,584,783	4,447,687	$ 99.38	$ 125.32	23,523	35,726
(1)

The dollar amounts shown in these columns reflect compensation actually paid (“CAP”) to Morris Goldfarb and our non-PEO NEOs, respectively, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realized in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to any individual during the applicable years. The adjustments made to each officer’s total compensation for each year to determine CAP are shown in the tables below.

RECONCILIATION OF SUMMARY COMPENSATION TABLE TOTAL TO CAP TOTAL

As shown in the tables below, the CAP totals represent the Summary Compensation Table totals for the applicable year, but adjusted as required by SEC rules to include the fair value of current and prior year equity awards that are outstanding, vested, or forfeited during the applicable year, instead of the grant date value of awards granted during the applicable year.

	Reported Summary
	Compensation Table	Reported Value	Equity Award	Compensation Actually
Year	Total for PEO	of Equity Awards (1)	Adjustments (2)	Paid to PEO
2023	5,790,860	(4,499,972)	(4,697,419)	(3,406,531)
2022	24,942,778	(16,167,626)	17,515,545	26,290,697
2021	9,430,654	(3,682,500)	5,879,639	11,627,793
(1)	Represents the total of the amounts reported in the Stock Awards column of the Summary Compensation Table for the applicable year.
(2)

The fair value of the of the equity component of the CAP calculation was determined in accordance with SEC methodology for this disclosure. Unlike the Summary Compensation Table, which includes a calculation of the grant date value of equity awards granted during the applicable year, the CAP table includes a calculation of equity fair value as follows:

a.	for awards granted during the applicable year (and which are still outstanding), the year-end value; plus
b.	for awards granted during prior years that were still outstanding as of the applicable year-end, the change in value as of the applicable year-end compared against the prior year-end; plus
c.	for awards granted in prior that vested during the applicable year, the change in value as of the vesting date compared against the prior year-end; plus
d.	for any awards granted in the applicable year that vested during the applicable year, the value as of the vesting date; plus
e.	for awards granted in prior years that were forfeited during the applicable year, the value as of the prior year-end.

	(a)	(b)	(c)	(d)	(e)

PEO				Year over Year	Fair Value at
				Change in Fair	the End of the
		Year over Year	Fair Value as	Value of	Prior Year of
	Year End Fair	Change in Fair	of Vesting Date	Equity Awards	Equity Awards
	Value of	Value of	of Equity	Granted in	that Failed to	Total
	Outstanding	Outstanding and	Awards Granted	Prior Years that	Meet Vesting	Equity
	and Unvested	Unvested Equity	and Vested in	Vested in	Conditions	Award
Year	Equity Awards	Awards	the Year	the Year	in the Year	Adjustments
2023	908,731	(5,474,346)	—	(131,804)	—	(4,697,419)
2022	4,322,272	769,298	12,167,656	256,319	—	17,515,545
2021	10,140,000	(3,026,909)	—	(1,233,452)	—	5,879,639

The tables below reflect the average total compensation of our non-PEO NEOs, as calculated in the Summary Compensation Table for each of the years shown. Our non-PEO NEOs are the following individuals: for fiscal 2023, Sammy Aaron, Neal Nackman and Jeffrey Goldfarb; and for fiscal 2022 and 2021, Sammy Aaron, Neal Nackman, Wayne Miller, who ceased being a NEO effective July 1, 2021, and Jeffrey Goldfarb.

	Average Reported
	Summary Compensation			Average Compensation
	Total Table for	Average Reported Value	Average Equity	Actually Paid
Year	Non-PEO NEOs	of Equity Awards (3)	Award Adjustments (4)	to Non-PEO NEOs
2023	3,371,945	(1,666,643)	(1,535,600)	169,702
2022	5,854,421	(2,420,636)	3,060,612	6,494,398
2021	3,584,783	(1,464,408)	2,327,311	4,447,687
(3)	Represents the total of the amounts reported in the Stock Awards column of the Summary Compensation Table for the applicable year.
(4)

The fair value of the of the equity component of the CAP calculation was determined in accordance with SEC methodology for this disclosure. Unlike the Summary Compensation Table, which includes a calculation of the grant date value of equity awards granted during the applicable year, the CAP table includes a calculation of equity fair value as follows:

a.	for awards granted during the applicable year (and which are still outstanding), the year-end value; plus
b.	for awards granted during prior years that were still outstanding as of the applicable year-end, the change in value as of the applicable year-end compared against the prior year-end; plus
c.	for awards granted in prior that vested during the applicable year, the change in value as of the vesting date compared against the prior year-end; plus
d.	for any awards granted in the applicable year that vested during the applicable year, the value as of the vesting date; plus
e.	for awards granted in prior years that were forfeited during the applicable year, the value as of the prior year-end.

	(a)	(b)	(c)	(d)	(e)

Non-PEO					Average
NEO's				Year over Year	Fair Value at
			Average	Average Change	the End of the
		Year over Year	Fair Value as	in Fair Value	Prior Year of
		Average Change	of Vesting Date	of Equity	Equity Awards	Total
	Average	in Fair Value	of Equity	Awards Granted	that Failed to	Average
	Year End Fair	of Outstanding	Awards Granted	in Prior Years	Meet Vesting	Equity
	Value of	and Unvested	and Vested in	that Vested in	Conditions	Award
Year	Equity Awards	Equity Awards	the Year	the Year	in the Year	Adjustments
2023	448,751	(1,939,445)	—	(44,906)	—	(1,535,600)
2022	1,411,940	294,826	1,113,980	239,867	—	3,060,612
2021	4,032,340	(1,170,614)	—	(534,415)	—	2,327,311

Company Selected Measure Name	Pre-tax Net Income
Named Executive Officers, Footnote
(1)

The dollar amounts shown in these columns reflect compensation actually paid (“CAP”) to Morris Goldfarb and our non-PEO NEOs, respectively, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realized in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to any individual during the applicable years. The adjustments made to each officer’s total compensation for each year to determine CAP are shown in the tables below.

The tables below reflect the average total compensation of our non-PEO NEOs, as calculated in the Summary Compensation Table for each of the years shown. Our non-PEO NEOs are the following individuals: for fiscal 2023, Sammy Aaron, Neal Nackman and Jeffrey Goldfarb; and for fiscal 2022 and 2021, Sammy Aaron, Neal Nackman, Wayne Miller, who ceased being a NEO effective July 1, 2021, and Jeffrey Goldfarb.

PEO Total Compensation Amount	$ 5,790,860	$ 24,942,778	$ 9,430,654
PEO Actually Paid Compensation Amount	$ (3,406,531)	26,290,697	11,627,793
Adjustment To PEO Compensation, Footnote

As shown in the tables below, the CAP totals represent the Summary Compensation Table totals for the applicable year, but adjusted as required by SEC rules to include the fair value of current and prior year equity awards that are outstanding, vested, or forfeited during the applicable year, instead of the grant date value of awards granted during the applicable year.

	Reported Summary
	Compensation Table	Reported Value	Equity Award	Compensation Actually
Year	Total for PEO	of Equity Awards (1)	Adjustments (2)	Paid to PEO
2023	5,790,860	(4,499,972)	(4,697,419)	(3,406,531)
2022	24,942,778	(16,167,626)	17,515,545	26,290,697
2021	9,430,654	(3,682,500)	5,879,639	11,627,793
(1)	Represents the total of the amounts reported in the Stock Awards column of the Summary Compensation Table for the applicable year.
(2)

The fair value of the of the equity component of the CAP calculation was determined in accordance with SEC methodology for this disclosure. Unlike the Summary Compensation Table, which includes a calculation of the grant date value of equity awards granted during the applicable year, the CAP table includes a calculation of equity fair value as follows:

a.	for awards granted during the applicable year (and which are still outstanding), the year-end value; plus
b.	for awards granted during prior years that were still outstanding as of the applicable year-end, the change in value as of the applicable year-end compared against the prior year-end; plus
c.	for awards granted in prior that vested during the applicable year, the change in value as of the vesting date compared against the prior year-end; plus
d.	for any awards granted in the applicable year that vested during the applicable year, the value as of the vesting date; plus
e.	for awards granted in prior years that were forfeited during the applicable year, the value as of the prior year-end.

	(a)	(b)	(c)	(d)	(e)

PEO				Year over Year	Fair Value at
				Change in Fair	the End of the
		Year over Year	Fair Value as	Value of	Prior Year of
	Year End Fair	Change in Fair	of Vesting Date	Equity Awards	Equity Awards
	Value of	Value of	of Equity	Granted in	that Failed to	Total
	Outstanding	Outstanding and	Awards Granted	Prior Years that	Meet Vesting	Equity
	and Unvested	Unvested Equity	and Vested in	Vested in	Conditions	Award
Year	Equity Awards	Awards	the Year	the Year	in the Year	Adjustments
2023	908,731	(5,474,346)	—	(131,804)	—	(4,697,419)
2022	4,322,272	769,298	12,167,656	256,319	—	17,515,545
2021	10,140,000	(3,026,909)	—	(1,233,452)	—	5,879,639

Non-PEO NEO Average Total Compensation Amount	$ 3,371,945	5,854,421	3,584,783
Non-PEO NEO Average Compensation Actually Paid Amount	$ 169,702	6,494,398	4,447,687
Adjustment to Non-PEO NEO Compensation Footnote

The tables below reflect the average total compensation of our non-PEO NEOs, as calculated in the Summary Compensation Table for each of the years shown. Our non-PEO NEOs are the following individuals: for fiscal 2023, Sammy Aaron, Neal Nackman and Jeffrey Goldfarb; and for fiscal 2022 and 2021, Sammy Aaron, Neal Nackman, Wayne Miller, who ceased being a NEO effective July 1, 2021, and Jeffrey Goldfarb.

	Average Reported
	Summary Compensation			Average Compensation
	Total Table for	Average Reported Value	Average Equity	Actually Paid
Year	Non-PEO NEOs	of Equity Awards (3)	Award Adjustments (4)	to Non-PEO NEOs
2023	3,371,945	(1,666,643)	(1,535,600)	169,702
2022	5,854,421	(2,420,636)	3,060,612	6,494,398
2021	3,584,783	(1,464,408)	2,327,311	4,447,687
(3)	Represents the total of the amounts reported in the Stock Awards column of the Summary Compensation Table for the applicable year.
(4)

The fair value of the of the equity component of the CAP calculation was determined in accordance with SEC methodology for this disclosure. Unlike the Summary Compensation Table, which includes a calculation of the grant date value of equity awards granted during the applicable year, the CAP table includes a calculation of equity fair value as follows:

a.	for awards granted during the applicable year (and which are still outstanding), the year-end value; plus
b.	for awards granted during prior years that were still outstanding as of the applicable year-end, the change in value as of the applicable year-end compared against the prior year-end; plus
c.	for awards granted in prior that vested during the applicable year, the change in value as of the vesting date compared against the prior year-end; plus
d.	for any awards granted in the applicable year that vested during the applicable year, the value as of the vesting date; plus
e.	for awards granted in prior years that were forfeited during the applicable year, the value as of the prior year-end.

	(a)	(b)	(c)	(d)	(e)

Non-PEO					Average
NEO's				Year over Year	Fair Value at
			Average	Average Change	the End of the
		Year over Year	Fair Value as	in Fair Value	Prior Year of
		Average Change	of Vesting Date	of Equity	Equity Awards	Total
	Average	in Fair Value	of Equity	Awards Granted	that Failed to	Average
	Year End Fair	of Outstanding	Awards Granted	in Prior Years	Meet Vesting	Equity
	Value of	and Unvested	and Vested in	that Vested in	Conditions	Award
Year	Equity Awards	Equity Awards	the Year	the Year	in the Year	Adjustments
2023	448,751	(1,939,445)	—	(44,906)	—	(1,535,600)
2022	1,411,940	294,826	1,113,980	239,867	—	3,060,612
2021	4,032,340	(1,170,614)	—	(534,415)	—	2,327,311

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 62.18	99.85	99.38
Peer Group Total Shareholder Return Amount	115.37	136.66	125.32
Net Income (Loss)	$ (134,382)	$ 200,101	$ 23,523
Company Selected Measure Amount	(138,170)	270,976	35,726
PEO Name	Morris Goldfarb
PEO | Average Year End Fair Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 908,731	$ 4,322,272	$ 10,140,000
PEO | Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,474,346)	769,298	(3,026,909)
PEO | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		12,167,656
PEO | Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(131,804)	256,319	(1,233,452)
PEO | Total Average Equity Award Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,697,419)	17,515,545	5,879,639
PEO | Average Reported Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,499,972)	(16,167,626)	(3,682,500)
Non-PEO NEO | Average Year End Fair Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	448,751	1,411,940	4,032,340
Non-PEO NEO | Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,939,445)	294,826	(1,170,614)
Non-PEO NEO | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,113,980
Non-PEO NEO | Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,906)	239,867	(534,415)
Non-PEO NEO | Total Average Equity Award Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,535,600)	3,060,612	2,327,311
Non-PEO NEO | Average Reported Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,666,643)	$ (2,420,636)	$ (1,464,408)